Stockholders' Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018
Stockholders Equity [Line Items]
Treasury stock, shares	1,338,360	1,246,136
Treasury stock shares purchased	300,000
Repurchase program expiration date	Dec. 31, 2019
Common equity Tier 1 capital ratio	15.20%	15.20%
Tier 1 risk-based capital ratio	15.20%	15.20%
Total risk-based capital ratio	16.00%	16.20%
Capital conservation buffer	1.25%
Basel Three Requirements [Member]
Stockholders Equity [Line Items]
Common equity Tier 1 capital ratio	4.50%
Tier 1 risk-based capital ratio	6.00%
Total risk-based capital ratio	8.00%
Tier 1 leverage ratio	4.00%
Post Capital Conservation Buffer [Member]
Stockholders Equity [Line Items]
Common equity Tier 1 capital ratio	7.00%
Tier 1 risk-based capital ratio	8.50%
Total risk-based capital ratio	10.50%
Capital conservation buffer	2.50%
Scenario, Forecast [Member]
Stockholders Equity [Line Items]
Capital conservation buffer				1.875%
Common Stock [Member]
Stockholders Equity [Line Items]
Treasury stock, shares	1,338,360
Average price of treasury stock	$ 12.44
Treasury stock shares purchased	92,224	160,248	907,505